Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions	Total	Loss on Currency Translation of Foreign Operations [Member]	Other [Member]	Number of Common Shares [Member]	Issued capital [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Retained earnings [Member]	Prior Year Normal Course Issuer Bid Share Repurchase [Member]	Current Year Normal Course Issuer Bid Share Repurchase [Member]	Equity Attributable To Owners Of Parent [Member]	Noncontrolling Interests [Member]
Number of shares outstanding	557,492,516
Beginning balance at Dec. 31, 2021	$ 23,699	$ (176)	$ 30		$ 15,457	$ 149	$ (146)	$ 8,192			$ 23,652	$ 47
Net earnings	7,687	0	0	$ 0	0	0	0	7,660			7,660	27
Other comprehensive (loss) income	(177)	(198)	22	0	0	0	(176)	0			(176)	(1)
Shares repurchased (Note 23)	(4,496)	0	0		(1,487)	(22)	0	(2,987)			(4,496)	0
Dividends declared	(1,019)	0	0	$ 0	0	0	0	(1,019)			1,019	0
Ending balance at Dec. 31, 2022	$ 25,863	(374)	(17)		14,172	109	(391)	11,928			25,818	45
Number of share options exercised in share-based payment arrangement	3,066,148
Increase Decrease In Number Of Shares Outstanding	53,312,559			(53,312,559)					55,111,110
Increase (decrease) through share-based payment transactions, equity	$ 184	0	0		202	(18)	0	0			184	0
Non-controlling interest transactions	$ (29)	0	0	$ 0	0	0	0	(1)			(1)	(28)
Number of shares outstanding	507,246,105
Transfer of net loss on cash flow hedges	$ 14	0	14	0	0	0	14	0			14	0
Transfer of net actuarial gain on defined benefit plans.	0	0	(83)	0	0	0	(83)	83			0	0
Net earnings	1,282	0	0	0	0	0	0	1,258			1,258	24
Other comprehensive (loss) income	81	88	(8)	0	0	0	80	0			80	1
Shares repurchased (Note 23)	(1,000)	0	0		(374)	(26)	0	(600)			(1,000)	0
Dividends declared	(1,050)	0	0	0	0	0	0	(1,050)			1,050	0
Transfer of net loss on sale of investment	0	0	(14)	$ 0	0	0	(14)	14			0	0
Ending balance at Dec. 31, 2023	$ 25,201	(286)	(10)		13,838	83	(296)	11,531			25,156	45
Number of share options exercised in share-based payment arrangement	683,814
Increase Decrease In Number Of Shares Outstanding	13,378,189			(13,378,189)						5,375,397
Increase (decrease) through share-based payment transactions, equity	$ 40	0	0		40	0	0	0			40	0
Non-controlling interest transactions	$ (27)	0	0	$ 0	0	0	0	(2)			(2)	(25)
Number of shares outstanding	494,551,730
Transfer of net loss on cash flow hedges	$ 12	0	12	0	0	0	12	0			12	0
Transfer of net actuarial gain on defined benefit plans.	$ 0	$ 0	$ 17	$ 0	$ 0	$ 0	$ 17	$ (17)			$ 0	$ 0